EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits [Abstract]
Group's provision for employee benefits
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2017	2016
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	22,641	23,783
Pension plans	604	828
Total present value of defined benefit obligations	23,245	24,611

Other provisions for employees	60,914	66,413
Total provisions for employee benefits	84,159	91,024

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2015	23,119	805	23,924

Included in the consolidated income statement	391	(37)	354
Included in other comprehensive income/loss
Actuarial losses from financial assumptions	1,580	232	1,812
Other
Benefits paid	(1,337)	(172)	(1,509)
Other changes	30	—	30
Amounts at December 31, 2016	23,783	828	24,611

Included in the consolidated income statement	—	142	142
Included in other comprehensive income/loss
Actuarial losses/(gains) from financial assumptions	820	(135)	685
Other
Benefits paid	(1,964)	(164)	(2,128)
Other changes	2	(67)	(65)
Amounts at December 31, 2017	22,641	604	23,245

The expected benefit payments for the defined benefit obligations are as follows:

	Expected benefit payments
	TFR	Pension plans
	(€ thousand)
2018	1,350	41
2019	1,401	41
2020	1,596	42
2021	1,960	42
2022	1,725	3,262
Beyond 2022	7,089	597
Total	15,121	4,025

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2017			2016			2015
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	141	141	31	(41)	(10)	8	72	80
Interest (income)/expense	—	1	1	360	4	364	74	—	74
Total recognized in the consolidated income statement	—	142	142	391	(37)	354	82	72	154

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	At December 31,
	2017		2016
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,771)	2,036	(1,909)	2,201